Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
36. Subsequent events(1)Change in legal subsidiary’s name
At the shareholders’ meeting held on March 29, 2024, the company name of GLAAM Co., Ltd., was officially changed to Captivision Korea, Inc.
(2)
Debt-to-Equity
conversion agreement is under the discussion with creditors (Not Executed)
The Company is currently in the discussion to agree with following creditors to convert outstanding debt amount to the Company’s shares.

			(Unit : USD)
Classification	Borrowing from	Amount	Note
Convertible bond	Jeon, Joon-Soo	1,004,226	Acquired Convertible bonds of Bluming Innovation
Convertible bond	Daesun	926,977	Acquired Convertible bonds of Bluming Innovation
Short-term loan	Whale Investment Co., Ltd.	3,476,165
Short-term loan	Kim, Kyung-Sook	926,977
Other payables	Deco&Home Inc.	348,389	De-SPAC expense
Other payables	Kim, Jae-Young	154,496	Raw material expense
Other payables	Mirae Asset Securities Co., Ltd.	98,717
Other payables	Sol Sea&Air Co., Ltd.	80,640
Trade payable	Jin Technology	236,344
Trade payable	INP Chemical Co., Ltd.	279,260
Trade payable	Meanwell Doosung Co., Ltd.	77,248
Trade payable	Cressem Co., Ltd.	64,715

Total		7,674,154

(3) Change in management
On March 25, 2024, the Company announced the appointment of Gary R. Garrabrant as Chairman and Chief Executive Officer of the Company and the transition of Ho Joon Lee from Chief Executive Officer to Chief Technology Officer of the Company.

Based in the U.S., Mr. Garrabrant will lead the firm’s strategic direction, including potential expansion in new geographies and promising sectors, chief among them sports and entertainment. Based in Seoul, company founder and former CEO Ho Joon Lee will lead Captivision’s innovation team globally as Chief Technology Officer and will continue to serve on the company’s Board of Directors.
(4) Convertible promissory notes
On February 16, 2024, the Company entered into subscription agreements, pursuant to which such investors agreed to subscribe for and purchase from the Company an aggregate principal amount of USD 1,250,000 of convertible promissory notes (the “Notes”). The Notes mature on February 16, 2025 and do not bear interest. The notes do not contain restrictive covenants or mandatory payments prior to maturity.
The Notes are convertible into a number of the Company’s ordinary shares, par value USD 0.0001 per share (“Shares”), of the Company equal to the principal amount divided by USD 6.21, or an aggregate of 201,290 shares. The conversion of the Notes shall occur on a mandatory basis upon the effectiveness of the securities registration statement submitted to the Financial Supervisory Services of Korea in accordance with applicable Korean law in connection with the issuance of the Shares.
On April 16, 2024, the Company and certain investors also entered into another subscription agreements, pursuant to which such investors agreed to subscribe for and purchase from the Company an aggregate principal amount of USD 1,175,000 of convertible promissory notes (the “Notes”). The Notes mature on April 16, 2025 and do not bear interest. The notes do not contain restrictive covenants or mandatory payments prior to maturity. The closing of the issuance of the Notes occurred concurrently with the execution of the subscription agreements.
The Notes are convertible into a number of the Company’s ordinary shares, par value USD 0.0001 per share, of the Company equal to the principal amount divided by USD 5.03, or an aggregate of 233,600 shares. The conversion of the Notes shall occur on a mandatory basis upon the effectiveness of the securities registration statement submitted to the Financial Supervisory
Services
of Korea in accordance with applicable Korean law in connection with the issuance of the shares.
(5) Debt covenant modification
On November 28, 2023, Captivision Korea entered into two loan agreements with KEB Hana Bank (“KEB”) for a principal amount of approximately USD 4.2 million (KRW 5,500 million) and USD 1.1 million (KRW 1,500 million), with interest accruing at a floating rate equal to the
3-month
CD rate plus 2.08% and 1.76%, respectively, and a maturity date of November 28, 2026. The loan terms had a special condition that required capital injection of USD 8.5 million by the end of January, 2024, but on February 2, 2024, the loan terms have been amended to exclude such a condition.